HANCOCK HORIZON MICROCAP FUND
HANCOCK HORIZON MICROCAP FUND
INVESTMENT OBJECTIVE
The Hancock Horizon Microcap Fund (the "Microcap Fund" or the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - HANCOCK HORIZON MICROCAP FUND		INSTITUTIONAL CLASS SHARES	INVESTOR CLASS SHARES	CLASS C SHARES
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none	0.75%
Other Expenses		0.85%	1.11%	1.10%
Shareholder Servicing Fees		none	0.25%	0.25%
Other Operating Expenses		0.85%	0.86%	0.85%
Total Annual Fund Operating Expenses		1.85%	2.11%	2.85%
Less Fee Reductions and/or Expense Reimbursements	[1]	(0.35%)	(0.36%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.50%	1.75%	2.50%
[1]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50%, 1.75% and 2.50% of the Fund's average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 31, 2018 (the "expense caps"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement, or any prior agreement, was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HANCOCK HORIZON MICROCAP FUND - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES	153	548	968	2,141
INVESTOR CLASS SHARES	178	626	1,101	2,413
CLASS C SHARES	253	850	1,473	3,151

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 153% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with micro capitalizations. The Fund may also invest in real estate investment trusts ("REITs"). This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The securities in which the Fund invests are primarily common stock. The Fund considers micro-capitalization companies to be those with market capitalizations under $750 million at the time of purchase.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The Adviser continually monitors the Fund's portfolio and may sell a security when there is a fundamental change in the security's prospects or better investment opportunities become available. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows above the Fund's micro-capitalization range.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK -- The micro-capitalization companies that the Fund invests in may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large-, mid-and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-capitalization companies requires a longer term investment view and may not be appropriate for all investors. The Fund is also subject to the risk that the Fund's particular investment style, which focuses on micro-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Fund's Institutional Class Shares' performance for the 2016 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

BEST QUARTER	WORST QUARTER
9.70%	(1.10)%
(12/31/2016)	(3/31/2016)

The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares' performance from 1/1/17 to 3/31/17 was (1.64)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of appropriate broad based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class Shares only. After-tax returns for other classes will vary.

Average Annual Total Returns - HANCOCK HORIZON MICROCAP FUND	Label	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Institutional Class Shares	FUND RETURNS BEFORE TAXES	22.04%	10.91%	May 29, 2015
Institutional Class Shares | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	21.97%	10.87%	May 29, 2015
Institutional Class Shares | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	12.53%	8.38%	May 29, 2015
Investor Class Shares	FUND RETURNS BEFORE TAXES	21.70%	10.62%	May 29, 2015
Class C Shares	FUND RETURNS BEFORE TAXES	20.75%	9.79%	May 29, 2015
RUSSELL MICROCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	RUSSELL MICROCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	20.37%	6.17%	May 29, 2015
LIPPER SMALL-CAP CORE FUNDS CLASSIFICATION (REFLECTS NO DEDUCTION FOR TAXES)	LIPPER SMALL-CAP CORE FUNDS CLASSIFICATION (REFLECTS NO DEDUCTION FOR TAXES)	20.56%	6.79%	May 29, 2015